Net Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended	24 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Gross property, plant and equipment	$ 2,406	$ 2,406	$ 2,228
Accumulated depreciation and amortization	(1,246)	(1,246)	(1,151)
Net property, plant and equipment	$ 1,160	1,160	1,077
Minimum
Property, plant and equipment
Useful Lives	3 years
Maximum
Property, plant and equipment
Useful Lives	30 years
Land and improvements
Property, plant and equipment
Gross property, plant and equipment	$ 238	$ 238	224
Land and improvements | Minimum
Property, plant and equipment
Useful Lives		3 years
Land and improvements | Maximum
Property, plant and equipment
Useful Lives		15 years
Buildings and improvements
Property, plant and equipment
Useful Lives		30 years
Gross property, plant and equipment	591	$ 591	525
Machinery and equipment
Property, plant and equipment
Gross property, plant and equipment	1,298	$ 1,298	1,253
Machinery and equipment | Minimum
Property, plant and equipment
Useful Lives		3 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful Lives		20 years
Vessels and vehicles
Property, plant and equipment
Gross property, plant and equipment	147	$ 147	136
Vessels and vehicles | Minimum
Property, plant and equipment
Useful Lives		3 years
Vessels and vehicles | Maximum
Property, plant and equipment
Useful Lives		18 years
Office furniture and fixtures
Property, plant and equipment
Useful Lives		5 years
Gross property, plant and equipment	36	$ 36	34
Construction in progress
Property, plant and equipment
Gross property, plant and equipment	$ 96	$ 96	$ 56